UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       3/31/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      468,463
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC      Common Stock   01741R102  8277.00   150,000 SH       SOLE                  150,000      0    0
ANADARKO PETROLEUM CORP         Common Stock   032511107 15232.00   200,000 SH       SOLE                  200,000      0    0
ANOORAQ RESOURCES CORP          Common Stock   03633E108  5745.00 3,524,400 SH       SOLE                3,524,400      0    0
BANK OF AMERICA CORP            Common Stock   60505104   8004.00   600,000 SH       SOLE                  600,000      0    0
CENTURY ALUM CO COM             Common Stock   156431108 50473.00 3,250,000 SH       SOLE                3,250,000      0    0
CHEVRON CORP                    Common Stock   166764100 18250.00   200,000 SH       SOLE                  200,000      0    0
CHINA MING YANG WIND POW-ADR    ADR            16951C108 34845.00 3,030,000 SH       SOLE                3,030,000      0    0
CITIGROUP INC                   Common Stock   172967101  3429.00   725,000 SH       SOLE                  725,000      0    0
CLIFFS NATURAL RESOURCES INC    Common Stock   18683K101 23403.00   300,000 SH       SOLE                  300,000      0    0
CONSOL ENERGY INC               Common Stock   20854P109 12185.00   250,000 SH       SOLE                  250,000      0    0
COSAN LTD-CLASS A SHARES        ADR            G25343107  6810.00   500,000 SH       SOLE                  500,000      0    0
EXXON MOBIL CORP                Common Stock   30231G102 21936.00   300,000 SH       SOLE                  300,000      0    0
FINANCIAL SELECT SECTOR SPDR TR ETF            81369Y605  1117.00    70,000 SH       SOLE                   70,000      0    0
FOSTER WHEELER AG               Common Stock   H27178104  6904.00   200,000 SH       SOLE                  200,000      0    0
FREEPORT MCMORAN COPPER & GOLD  Common Stock   35671D857 99675.00   830,000 SH       SOLE                  830,000      0    0
GOODYEAR TIRE & RUBBER CO       Common Stock   382550101  2370.00   200,000 SH       SOLE                  200,000      0    0
HUDBAY MINERALS INC             Common Stock   443628102 22591.00 1,250,000 SH       SOLE                1,250,000      0    0
ISHARES FTSE XNHUA INDEX        ETF            464287184  1551.00    36,000 SH       SOLE                   36,000      0    0
ISHARES S&P NAT AMT-FREE MUN    ETF            464288414   387.00     3,900 SH       SOLE                    3,900      0    0
JPMORGAN CHASE & CO             Common Stock   46625H100 13787.00   325,000 SH       SOLE                  325,000      0    0
PLAINS EXPLORATION & PRODUCT    Common Stock   726505100 20891.00   650,000 SH       SOLE                  650,000      0    0
SCORPIO TANKERS INC             Common Stock   Y7542C106   831.00    82,200 SH       SOLE                   82,200      0    0
SPDR KBW BANK ETF               ETF            78464A524  1036.00    40,000 SH       SOLE                   40,000      0    0
STILLWATER MINING CO            Common Stock   86074Q102  4270.00   200,000 SH       SOLE                  200,000      0    0
TECK RESOURCES LTD-CL B         Common Stock   878742204 46373.00   750,000 SH       SOLE                  750,000      0    0
TENARIS SA-ADR                  ADR            88031M109  4898.00   100,000 SH       SOLE                  100,000      0    0
THOMPSON CREEK METALS CO INC    Common Stock   884768102 14720.00 1,000,000 SH       SOLE                1,000,000      0    0
WISDOMTREE INDIA EARNINGS       Common Stock   97717W422 18473.00   700,000 SH       SOLE                  700,000      0    0


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